Segment report	12 Months Ended
Dec. 31, 2024
Segment report
Segment report

18. Segment report

The CODM measures the performance of each segment based on metrics of gross profit and uses these results to evaluate the performance of, and to allocate resources to, each of the segments. Cost of revenue is the only significant segment expense.

As disclosed in Note 1(af), the Group implemented segment reporting to better reflect its optimized organizational structure and business developments in 2024. As a result, the Group reported two segments, mobile device charging segment and PV business segment. Mobile device charging segment derives its revenues from mobile device charging under both the direct model and the network partner model and other revenues primarily generated from advertising services and sales of merchandise. PV business segment derives its revenue from PV business under both build-to-sell model and build-to-own model and sales of raw materials.

The asset information by segment is not reviewed by the CODM or otherwise regularly provided to the CODM, therefore, the Company does not report asset information by segment.

As most of the Group’s long-lived assets are located in the PRC and most of the Group’s revenues are derived from the PRC, no geographical information is presented.

The table below provides a summary of the Group’s segment results for the years ended December 31, 2022, 2023 and 2024:

	Year Ended December 31, 2022
	Mobile Device	PV Business
	Charging Segment	Segment*	Elimination	Consolidated

Revenues	2,838,190	—	—	2,838,190

Cost of revenues	(573,235)	—	—	(573,235)

Gross profit	2,264,955	—	—	2,264,955

Research and development expenses				(90,655)
Sales and marketing expenses				(2,715,132)
General and administrative expenses				(113,771)
Other operating income				9,972
Loss from operations				(644,631)
Interest and investment income				52,389
Interest expense to third parties				(31,282)
Foreign exchange gains, net				3,787
Other loss, net				(413)
Loss before income tax expense				(620,150)
Income tax expense				(110,603)
Net loss				(730,753)

*The Group started PV business in late 2022 and there was no revenue, cost and expenses incurred in 2022.

	Year Ended December 31, 2023
	Mobile Device	PV Business
	Charging Segment	Segment	Elimination	Consolidated

Revenues	2,907,652	50,995	—	2,958,647

Cost of revenues	(1,154,263)	(51,928)	—	(1,206,191)

Gross profit	1,753,389	(933)	—	1,752,456

Research and development expenses				(91,461)
Sales and marketing expenses				(1,506,600)
General and administrative expenses				(128,036)
Other operating loss				(25,908)
Income from operations				451
Interest and investment income				117,247
Interest expense to third parties				(4,228)
Foreign exchange losses, net				(3,255)
Other income, net				63
Income before income tax expense				110,278
Income tax expense				(21,534)
Net income				88,744

	Year Ended December 31, 2024
	Mobile Device	PV Business
	Charging Segment	Segment	Elimination	Consolidated

Revenues	1,414,570	479,850	—	1,894,420

Cost of revenues	(666,461)	(424,326)	—	(1,090,787)

Gross profit	748,109	55,524	—	803,633

Research and development expenses				(82,882)
Sales and marketing expenses				(623,867)
General and administrative expenses				(150,196)
Other operating loss				(17,856)
Loss from operations				(71,168)
Interest and investment income				112,976
Foreign exchange losses, net				(3,767)
Other income, net				169
Income before income tax expense				38,210
Income tax expense				(51,744)
Net loss				(13,534)